UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark A. Weiner
Title:            Chief Financial Officer
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


    /s/ Mark A. Weiner                  New York, NY         February 12, 2008
-----------------------------         ------------------     -----------------
        [Signature]                     [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------

Form 13F Information Table Entry Total:              16
                                            ---------------------

Form 13F Information Table Value Total:           $219,320
                                            ---------------------
                                               (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                           JAT CAPITAL MANAGEMENT, L.P.
                                                     FORM 13F
                                          Quarter Ended December 31, 2007

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                                                        VALUE      SHRS OR   SH/ PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS TITLE      CUSIP  (x$1000)    PRN AMT   PRN CALL  DSCRETN MANAGERS  SOLE   SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BEACON ROOFING SUPPLY INC          COM        073685109    5235     621781    SH        SOLE           621781
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                    CL A       093679108   17897    4589069    SH        SOLE          4589069
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                    CL B       093679207      92      26600    SH        SOLE            26600
------------------------------------------------------------------------------------------------------------------------------------
CROCS INC                          COM        227046109   10455     284038    SH        SOLE           284038
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109    8718     153466    SH        SOLE           153466
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC           COM NEW      521863308    2888      61929    SH        SOLE            61929
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC              COM SER A     530555101   19032     485646    SH        SOLE           485646
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC              COM        552715104   15320     173130    SH        SOLE           173130
------------------------------------------------------------------------------------------------------------------------------------
MENS WEARHOUSE INC                 COM        587118100   23514     871520    SH        SOLE           871520
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                    CL B NEW     62913F201   32597     674604    SH        SOLE           674604
------------------------------------------------------------------------------------------------------------------------------------
PERFECT WORLD CO LTD          SPON ADR REP B  71372U104    9041     324300    SH        SOLE           324300
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                       COM        747525103   35331     897874    SH        SOLE           897874
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RESEARCH IN MOTION LTD             COM        760975102   10580      93300    SH        SOLE            93300
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SIERRA WIRELESS INC                COM        826516106    1002      67452    SH        SOLE            67452
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TAKE-TWO INTERACTIVE SOFTWAR       COM        874054109    4692     254321    SH        SOLE           254321
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YINGLI GREEN ENERGY HLDG CO        ADR        98584B103   22926     592400    SH        SOLE           592400
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